Quarterly Holdings Report
for
Fidelity Advisor® Stock Selector Mid Cap Fund
February 28, 2025
MC-NPRT1-0425
1.797928.121
Common Stocks - 98.5%
	Shares	Value ($)
CANADA - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (b)	276,300	12,726,893
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	1,243,600	9,962,553
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (b)(c)	92,500	4,576,900
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Patria Investments Ltd Class A	829,500	9,398,235
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Piraeus Financial Holdings SA	1,238,446	5,847,759
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (b)	285,600	6,368,880
PUERTO RICO - 0.8%
Financials - 0.8%
Banks - 0.8%
Popular Inc	206,900	20,778,967
SWEDEN - 0.5%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Autoliv Inc	121,300	11,808,555
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
JD Sports Fashion PLC	4,138,800	4,063,957
UNITED STATES - 95.1%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent Inc (b)	134,000	4,822,660
GCI Liberty Inc Class A (b)(d)	24,724	0
Iridium Communications Inc	112,200	3,541,032
		8,363,692
Entertainment - 0.6%
Liberty Media Corp-Liberty Formula One Class C (b)	12,200	1,176,446
TKO Group Holdings Inc Class A	60,600	9,128,784
Warner Music Group Corp Class A (c)	113,000	3,808,100
		14,113,330
Interactive Media & Services - 0.1%
ZoomInfo Technologies Inc (b)	285,400	3,327,764
Media - 0.4%
New York Times Co/The Class A	151,900	7,304,871
Nexstar Media Group Inc	16,700	2,824,805
		10,129,676
TOTAL COMMUNICATION SERVICES		35,934,462

Consumer Discretionary - 12.4%
Diversified Consumer Services - 0.8%
Service Corp International/US	279,000	22,599,000
Hotels, Restaurants & Leisure - 3.5%
Aramark	549,000	20,340,450
Brinker International Inc (b)	68,300	11,257,889
Caesars Entertainment Inc (b)	116,902	3,883,484
Churchill Downs Inc	116,794	13,840,089
Domino's Pizza Inc	23,400	11,459,214
Dutch Bros Inc Class A (b)	183,900	14,557,524
Hilton Grand Vacations Inc (b)	263,600	11,308,440
		86,647,090
Household Durables - 1.8%
Somnigroup International Inc	314,300	20,077,484
Taylor Morrison Home Corp (b)	153,664	9,471,849
Toll Brothers Inc	141,200	15,763,568
		45,312,901
Specialty Retail - 4.7%
Bath & Body Works Inc	155,300	5,626,519
Burlington Stores Inc (b)	71,648	17,863,996
Chewy Inc Class A (b)	299,000	11,140,740
Dick's Sporting Goods Inc	79,800	17,962,980
Floor & Decor Holdings Inc Class A (b)	123,600	11,943,468
Murphy USA Inc	30,900	14,499,516
Valvoline Inc (b)(c)	271,304	10,005,692
Williams-Sonoma Inc	140,000	27,241,200
		116,284,111
Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd (b)	304,700	6,697,306
Crocs Inc (b)	74,200	7,388,094
PVH Corp	137,954	10,324,477
Tapestry Inc	178,649	15,260,198
		39,670,075
TOTAL CONSUMER DISCRETIONARY		310,513,177

Consumer Staples - 4.8%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)	8,300	2,023,291
Celsius Holdings Inc (b)(c)	131,100	3,367,959
Coca-Cola Consolidated Inc	5,700	8,077,584
		13,468,834
Consumer Staples Distribution & Retail - 3.3%
BJ's Wholesale Club Holdings Inc (b)	127,000	12,860,020
Casey's General Stores Inc (c)	33,700	13,958,877
Maplebear Inc (b)	100,700	4,137,763
Performance Food Group Co (b)	264,100	22,485,474
Sprouts Farmers Market Inc (b)	71,800	10,655,120
US Foods Holding Corp (b)	223,500	16,020,480
		80,117,734
Food Products - 0.7%
Darling Ingredients Inc (b)	147,600	5,326,884
Ingredion Inc	44,500	5,812,145
Post Holdings Inc (b)	48,300	5,482,533
		16,621,562
Personal Care Products - 0.3%
BellRing Brands Inc (b)	77,846	5,704,555
elf Beauty Inc (b)(c)	42,598	2,992,509
		8,697,064
TOTAL CONSUMER STAPLES		118,905,194

Energy - 4.5%
Energy Equipment & Services - 0.7%
Liberty Energy Inc Class A	385,260	6,653,440
Weatherford International PLC	182,000	11,267,620
		17,921,060
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp (b)	376,600	13,821,220
Expand Energy Corp	292,000	28,872,960
HF Sinclair Corp	234,006	8,253,392
Northern Oil & Gas Inc	253,300	7,978,950
Permian Resources Corp Class A	1,131,100	15,937,199
Plains All American Pipeline LP	397,500	8,085,150
Targa Resources Corp	54,900	11,074,428
		94,023,299
TOTAL ENERGY		111,944,359

Financials - 16.5%
Banks - 5.2%
Associated Banc-Corp	420,253	10,443,287
Bancorp Inc/The (b)	777,989	43,427,346
Comerica Inc	174,840	11,247,457
Eastern Bankshares Inc	946,183	16,927,214
First Horizon Corp	849,500	18,298,230
Pathward Financial Inc	168,053	13,025,788
Synovus Financial Corp	278,300	14,438,204
		127,807,526
Capital Markets - 2.9%
AllianceBernstein Holding LP	345,702	13,019,137
Blue Owl Capital Inc Class A	941,389	20,268,105
Bridge Investment Group Holdings Inc Class A	726,927	7,625,464
Interactive Brokers Group Inc Class A	131,637	26,906,603
Palmer Square Capital BDC Inc	351,196	5,390,859
		73,210,168
Consumer Finance - 1.4%
OneMain Holdings Inc	240,121	12,904,103
SLM Corp (c)	755,600	22,811,564
		35,715,667
Financial Services - 2.6%
AvidXchange Holdings Inc (b)	1,199,135	9,113,426
Cannae Holdings Inc (c)	180,539	3,618,001
Essent Group Ltd	193,937	11,174,650
Flywire Corp (b)	447,231	5,098,433
Mr Cooper Group Inc (b)	89,000	10,000,930
Repay Holdings Corp Class A (b)(c)	1,410,022	10,166,259
UWM Holdings Corp Class A	1,006,788	6,322,629
Voya Financial Inc	140,031	10,118,640
		65,612,968
Insurance - 4.4%
American Financial Group Inc/OH	115,865	14,631,432
Baldwin Insurance Group Inc/The Class A (b)	587,501	24,169,791
Brighthouse Financial Inc (b)	186,090	11,036,998
Primerica Inc	54,600	15,834,000
Reinsurance Group of America Inc	114,227	23,152,671
Unum Group	247,163	20,339,043
		109,163,935
TOTAL FINANCIALS		411,510,264

Health Care - 9.5%
Biotechnology - 1.2%
Exact Sciences Corp (b)	250,000	11,852,500
United Therapeutics Corp (b)	38,200	12,225,910
Veracyte Inc (b)	137,672	4,785,479
		28,863,889
Health Care Equipment & Supplies - 3.9%
Glaukos Corp (b)	60,000	7,201,200
ICU Medical Inc (b)	57,300	8,384,709
Inspire Medical Systems Inc (b)	62,500	11,599,375
Insulet Corp (b)	46,500	12,660,555
Masimo Corp (b)	164,000	30,958,280
Penumbra Inc (b)	93,500	26,688,640
		97,492,759
Health Care Providers & Services - 3.1%
Alignment Healthcare Inc (b)	707,300	11,097,537
BrightSpring Health Services Inc (b)	670,000	12,917,600
Chemed Corp	33,300	20,006,640
Privia Health Group Inc (b)	480,000	11,985,600
Surgery Partners Inc (b)	267,600	6,443,808
Tenet Healthcare Corp (b)	122,300	15,481,957
		77,933,142
Health Care Technology - 0.2%
Doximity Inc Class A (b)	67,000	4,723,500
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (b)	345,000	3,688,050
Avantor Inc (b)(c)	160,000	2,672,000
Bruker Corp	225,000	10,624,500
		16,984,550
Pharmaceuticals - 0.4%
Royalty Pharma PLC Class A	305,000	10,260,200
TOTAL HEALTH CARE		236,258,040

Industrials - 20.9%
Aerospace & Defense - 3.1%
HEICO Corp Class A	146,713	31,273,343
Howmet Aerospace Inc	223,800	30,571,080
Standardaero Inc (c)	13,000	366,990
Woodward Inc	80,100	15,138,500
		77,349,913
Building Products - 2.3%
Carlisle Cos Inc	84,540	28,807,850
Owens Corning	59,100	9,103,764
Simpson Manufacturing Co Inc	26,100	4,290,840
Trex Co Inc (b)	229,500	14,157,855
		56,360,309
Commercial Services & Supplies - 0.8%
Brink's Co/The	225,792	21,233,480
Construction & Engineering - 1.3%
EMCOR Group Inc	42,500	17,378,675
WillScot Holdings Corp	488,898	16,109,189
		33,487,864
Electrical Equipment - 1.2%
Acuity Brands Inc	20,200	6,002,026
nVent Electric PLC	187,100	11,289,614
Regal Rexnord Corp	94,933	12,284,330
		29,575,970
Ground Transportation - 2.2%
Landstar System Inc	127,211	20,201,107
XPO Inc (b)	276,700	34,023,032
		54,224,139
Machinery - 5.6%
Allison Transmission Holdings Inc	117,063	11,911,160
Chart Industries Inc (b)	60,100	11,452,055
Crane Co	138,400	22,557,816
Dover Corp	71,200	14,152,424
Esab Corp	237,200	29,721,160
Flowserve Corp	456,894	25,147,446
ITT Inc	183,287	25,887,456
		140,829,517
Marine Transportation - 0.9%
Kirby Corp (b)	206,894	21,562,493
Professional Services - 1.2%
CACI International Inc (b)	50,500	16,909,925
KBR Inc	260,160	12,755,645
		29,665,570
Trading Companies & Distributors - 2.3%
Core & Main Inc Class A (b)	228,600	11,660,886
Watsco Inc	40,400	20,374,932
Wesco International Inc	144,913	26,152,449
		58,188,267
TOTAL INDUSTRIALS		522,477,522

Information Technology - 9.6%
Communications Equipment - 0.9%
Ciena Corp (b)	164,046	13,053,140
Lumentum Holdings Inc (b)	149,800	10,535,434
		23,588,574
Electronic Equipment, Instruments & Components - 1.8%
Avnet Inc	222,200	11,229,988
Coherent Corp (b)	67,300	5,060,287
Jabil Inc	80,200	12,424,584
TD SYNNEX Corp	113,830	15,650,487
		44,365,346
IT Services - 1.5%
Akamai Technologies Inc (b)	114,600	9,245,928
EPAM Systems Inc (b)	49,500	10,203,930
Okta Inc Class A (b)	115,900	10,487,791
Twilio Inc Class A (b)	66,600	7,987,338
		37,924,987
Semiconductors & Semiconductor Equipment - 2.0%
Cirrus Logic Inc (b)	150,100	15,641,921
Entegris Inc (c)	102,300	10,354,806
Lattice Semiconductor Corp (b)	239,400	14,924,196
MKS Instruments Inc	96,900	8,897,358
		49,818,281
Software - 3.4%
BILL Holdings Inc (b)	86,100	4,752,720
Blackbaud Inc (b)	66,700	4,408,870
BlackLine Inc (b)	189,400	9,148,020
Dynatrace Inc (b)	246,900	14,135,025
Elastic NV (b)	112,769	13,121,801
Five9 Inc (b)	309,510	11,204,262
Gen Digital Inc	136,200	3,722,346
PTC Inc (b)	12,800	2,094,464
Tenable Holdings Inc (b)	274,141	10,455,738
Workiva Inc Class A (b)	117,346	10,270,122
		83,313,368
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage Inc Class A (b)	10,306	540,755
TOTAL INFORMATION TECHNOLOGY		239,551,311

Materials - 5.5%
Chemicals - 2.3%
Avient Corp	289,300	12,373,361
Cabot Corp	123,900	10,655,400
RPM International Inc	189,700	23,501,933
Westlake Corp	92,100	10,342,830
		56,873,524
Construction Materials - 0.6%
Eagle Materials Inc	74,100	16,762,161
Containers & Packaging - 0.8%
AptarGroup Inc	128,700	18,886,725
Metals & Mining - 1.1%
Alcoa Corp	89,300	2,969,225
Reliance Inc	83,700	24,872,292
		27,841,517
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp	173,000	17,242,910
TOTAL MATERIALS		137,606,837

Real Estate - 7.2%
Health Care REITs - 0.7%
Ventas Inc	266,800	18,457,224
Industrial REITs - 1.2%
Rexford Industrial Realty Inc	335,200	13,850,464
Terreno Realty Corp	236,800	16,059,776
		29,910,240
Office REITs - 0.7%
Douglas Emmett Inc	295,700	5,115,610
Postal Realty Trust Inc Class A	869,180	12,107,677
		17,223,287
Real Estate Management & Development - 0.9%
Compass Inc Class A (b)	704,100	6,329,859
Jones Lang LaSalle Inc (b)	58,200	15,823,998
		22,153,857
Residential REITs - 1.2%
American Homes 4 Rent Class A	285,600	10,570,056
Camden Property Trust	41,300	5,123,678
Sun Communities Inc	101,500	13,819,225
		29,512,959
Retail REITs - 0.9%
Macerich Co/The	606,700	10,944,868
Tanger Inc	77,400	2,743,830
Urban Edge Properties	457,300	9,420,380
		23,109,078
Specialized REITs - 1.6%
CubeSmart	264,452	10,916,579
Four Corners Property Trust Inc	592,000	17,020,000
Outfront Media Inc	557,134	10,362,692
		38,299,271
TOTAL REAL ESTATE		178,665,916

Utilities - 2.8%
Electric Utilities - 1.2%
IDACORP Inc	22,400	2,641,184
OGE Energy Corp	220,700	10,213,996
Pinnacle West Capital Corp	64,800	5,996,592
TXNM Energy Inc	215,900	11,280,775
		30,132,547
Gas Utilities - 1.1%
National Fuel Gas Co	113,794	8,557,309
Southwest Gas Holdings Inc	112,300	8,428,115
UGI Corp	297,300	10,155,768
		27,141,192
Independent Power and Renewable Electricity Producers - 0.4%
Ormat Technologies Inc (c)	58,700	4,099,608
Talen Energy Corp (b)	26,200	5,448,290
		9,547,898
Multi-Utilities - 0.1%
NorthWestern Corp	70,900	3,965,437
TOTAL UTILITIES		70,787,074

TOTAL UNITED STATES		2,374,154,156
TOTAL COMMON STOCKS (Cost $1,913,724,549)		2,459,686,855

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/20/2025 (f) (Cost $1,486,674)	4.27 to 4.28	1,490,000	1,487,023

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.35	32,709,762	32,716,304
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	19,988,726	19,990,725
TOTAL MONEY MARKET FUNDS (Cost $52,705,574)			52,707,029

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,967,916,797)	2,513,880,907
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(17,332,789)
NET ASSETS - 100.0%	2,496,548,118

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	30	Mar 2025	9,299,100	(344,943)	(344,943)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $580,837.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,888,427	148,261,535	159,433,658	376,890	-	-	32,716,304	32,709,762	0.1%
Fidelity Securities Lending Cash Central Fund	73,503,854	131,054,022	184,567,151	8,772	-	-	19,990,725	19,988,726	0.1%
Total	117,392,281	279,315,557	344,000,809	385,662	-	-	52,707,029	52,698,488

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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